Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments	Financial Instruments
Fair Value of Financial Instruments
The Company uses a three-level fair value hierarchy to prioritize the inputs used to measure the fair value of its financial instruments. The three input levels are described as follows:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
•Level 2: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3: unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.
The Company measures the fair value of its financial assets and liabilities using level 1 and 2 inputs. The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2022 and 2021:

	2022		2021
	Level 1	Level 2	Level 1	Level 2
Derivative financial instruments asset	Ps. 351	Ps. 2,907	Ps. 764	Ps. 4,911
Derivative financial instruments liability	64	3,565	35	58
Trust assets of labor obligations	1,416		1,367	—
Impact of hedging on equity

Set out below is the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign exchange forward contracts	Cross-currency swaps	Interest Rate swaps	Commodity price contracts	Total holders of the parent	Non-controlling interest	Total
As at December 31, 2020	Ps. (589)	Ps. (167)	Ps. 1	Ps. 230	Ps. (525)	Ps. 3	Ps. (522)
Financial instruments – purchases	70	396	—	427	893	70	963
Change in fair value of financial instruments recognized in OCI	—	2,543	—	826	3,369	310	3,679
Amount reclassified from OCI to profit or loss	785	10	(1)	(1,141)	(347)	(142)	(489)
Foreign currency revaluation of the net foreign operations	—	(1,385)	—	—	(1,385)	(105)	(1,490)
Effects of changes in foreign exchange rates	7	8	—	(9)	6	(1)	5
Tax effect	(253)	(500)	—	(34)	(787)	(45)	(832)
As at December 31, 2021	Ps. 20	Ps. 905	Ps. —	Ps. 299	Ps. 1,224	Ps. 90	Ps. 1,314
Financial instruments – purchases	(470)	79	—	(49)	(440)	(37)	(477)
Change in fair value of financial instruments recognized in OCI	(442)	(2,331)	—	282	(2,491)	(185)	(2,676)
Amount reclassified from OCI to profit or loss	526	—	—	(613)	(87)	(33)	(120)
Foreign currency revaluation of the net foreign operations	—	1,086	—	—	1,086	97	1,183
Effects of changes in foreign exchange rates	4	3	—	2	9	1	10
Tax effect	96	358	—	125	579	53	632
As at December 31, 2022	Ps. (266)	Ps. 100	Ps. —	Ps. 46	Ps. (120)	Ps. (14)	Ps. (134)
20.1 Forward agreements to purchase foreign currency
The Company enters into forward agreements to reduce its exposure to the risk of exchange rate fluctuations of the Mexican peso and other currencies. It also considers the forward agreements to hedge its net investment in foreign operations and applies hedge accounting to foreign currency differences arising between the functional currency of its investments abroad and the functional currency of the holding company (Mexican peso), regardless of whether the net investment is held directly or through a sub-holding.
These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Changes in the fair value of these forwards are recorded as part of “cumulative other comprehensive income”. Net gain or loss on expired contracts is recognized as part of foreign exchange or cost of goods sold, depending on the nature of the hedge in the consolidated income statements.
Net changes in the fair value of forward agreements that do not meet the criteria for hedge accounting are recorded in the consolidated income statements under the caption “market value gain (loss) on financial instruments”.
At December 31, 2022, the Company had the following outstanding forward agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2023	Ps. 10,778	Ps. (397)	Ps. 61
At December 31, 2021, the Company had the following outstanding forward agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2022	Ps. 6,131	Ps. (49)	Ps. 78
.
20.2 Cross-currency swaps
The Company has cross-currency swaps contracts to reduce the risk of interest rate and exchange rate fluctuation in the contracted debt denominated in USD. Cross-currency swaps are designated as hedge instruments when the Company changes the debt profile to the functional currency to reduce the exchange rate fluctuation risk.
The fair value is estimated using market prices that would apply to terminate the contracts at the end of the period. For accounting purposes, the cross-currency swaps are recorded as either, cash flow hedges or fair value hedges. The exchange rate fluctuations of the notional amount of those cross-currency swaps and the accrued interest are recorded in the consolidated income statements. The fair value changes excluding exchange rate fluctuation and accrued interest, when designated as cash flow hedges, are recorded in the consolidated statement of financial position in “cumulative other comprehensive income”. If the swaps are designated as fair value hedges the changes in this remaining portion are recorded in the income statements as “market value gain (loss) on financial instruments”.
At December 31, 2022, the Company had the following outstanding cross-currency swap agreements:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2023	Ps. 11,381	Ps. —	Ps. 2,278
2026	5,971	(918)	364
2027	8,713	(418)	95
2030	3,679	(104)	110
At December 31, 2021, the Company had the following outstanding cross-currency swap agreements:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2022	Ps. 407	Ps. —	Ps. 45
2023	11,733	—	3,628
2026	6,348	(1)	220
2027	7,204	—	366
2030	3,911	(8)	404

20.3 Interest Rate swaps
The Company has entered into various interest rate swaps associated with its debt denominated in USD. These interest rate swaps are designated as fair value hedges and the fair value changes are recorded in the income statement as “market value gain (loss) on financial instruments”. During 2022, we are applying IFRS 9 to the hedged portion of the Senior Notes of US$ 705, which are linked to an interest rate swap; thus the hedging gain or loss will adjust the carrying amount of the hedged item and will be recognized in P&L under “Market value (gain) loss in financial instruments”. As of December 31, 2022, the Company is recording a gain of Ps. 1,647 in the income statement under “Market value (gain) loss in financial instruments”, which offsets the loss on interest rate derivatives used to hedge debt denominated in USD, that resulted from increases in interest rates.
At December 31, 2022, the Company had the following outstanding interest rate swap agreements:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2032	Ps. 9,681	Ps. (1,728)	Ps. —

At December 31, 2021, the Company had the following outstanding interest rate swap agreements:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2032	Ps. 6,175	Ps. —	Ps. 170

20.4 Commodity price contracts
The Company has entered into various commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw materials. The fair value is estimated based on the prevailing market conditions to terminate the contracts at the end of the period. These instruments are designated as cash flow hedges and the changes in their fair value are recorded as part of “cumulative other comprehensive income”.
The fair value of expired or sold commodity contracts is recorded in cost of goods sold with the hedged raw materials.
As of December 31, 2022, the Company had the following aluminum price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2023	Ps. 662	Ps. (18)	Ps. 1
As of December 31, 2022, the Company had no outstanding paraxylene and monoethylene glycol or PX + MEG (resin) price contracts.

As of December 31, 2022, the Company had the following sugar price contracts:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2023	Ps. 1,688	Ps. (46)	Ps. 328
2024	468	—	21
As of December 31, 2021, the Company had the following aluminum price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2022	Ps. 102	Ps. —	Ps. 62
As of December 31, 2021, the Company had the following PX + MEG (resin) price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2022	Ps. 470	Ps. (28)	Ps. 5
As of December 31, 2021, the Company had the following sugar price contracts:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2022	Ps. 2,020	Ps. (7)	Ps. 502
2023	769	—	195

20.5 Sale of Estrella Azul
On September 30, 2020, Coca-Cola FEMSA announced that its joint venture with The Coca-Cola Company (Compañía Panameña de Bebidas, S.A.P.I. de C.V.) successfully sold 100% of its stock interest in Estrella Azul, a dairy products company in Panama. As part of the transaction, the company agreed with the buyer that we could receive payments in the future if the business of Estrella Azul achieves certain volume and EBITDA targets during the 2022-2027 period. The Company estimated the amount of the payments to be received based on the forecasts of the business (level 3 inputs) and calculated their fair value using an income approach. As of December 31, 2022 and 2021, the financial assets recognized in the consolidated statement of financial position has a total value of Ps. 5 and Ps. 5, respectively.
20.6 Net effects of expired contracts that met hedging criteria

Derivative	Impact in consolidated income statement - Gain (Loss)	2022	2021	2020
Cross currency swaps	Interest expense	Ps. (1)	Ps. —	Ps. (109)
Cross currency swaps	Foreign exchange	(5)	—	1,212
Interest rate swaps	Interest expense	—	—	(163)
Option to purchase foreign currency	Cost of good sold	—	—	8
Forward agreements to purchase foreign currency	Cost of good sold	(681)	(788)	839
Commodity Price contracts	Cost of good sold	614	1,245	(131)
20.7 Net effect of changes in fair value of derivative financial instruments that are designated as a Fair Value Hedge

Derivative	Impact in consolidated income statement	2022	2021	2020
Cross currency swaps and interest rate swaps	Market value (loss) on financial instruments	Ps. (2,270)	Ps. 80	Ps. (212)
20.8 Net effect of expired contracts that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in consolidated income statement	2022	2021	2020
Cross currency swaps and interest rate swaps	Market value (loss) on financial instruments	Ps. —	Ps. —	Ps. (212)
20.9 Financial Risk management
The Company has exposure to the following financial risks:
•Market risk;
•Interest rate risk;
•Liquidity risk; and
•Credit risk
20.9.1 Market risk
The Company’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates, interest rates and commodity prices. The Company enters into a variety of derivative financial instruments to manage its exposure to foreign currency risk, interest rates risk and commodity prices risk including:
•    Forward Agreements to Purchase Foreign Currency in order to reduce its exposure to the risk of exchange rate fluctuations.
•    Options to purchase foreign currency in order to reduce its exposure to the risk of exchange rate fluctuations.
•    Cross-Currency Swaps in order to reduce its exposure to the risk of exchange rate fluctuations and interest rate changes.
•    Commodity price contracts in order to reduce its exposure to the risk of fluctuation in the costs of certain raw materials.
The Company tracks the fair value (mark to market) of its derivative financial instruments and its possible changes using scenario analyses. The following disclosures provide a sensitivity analysis of the market risks, which the Company is exposed to as it relates to foreign exchange rates, interest rates and commodity prices, which it considers in its existing hedging strategy:

Forward agreement to purchase U.S. Dollar (MXN/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2022	(10)%	Ps. (512)
2021	(11)%	(298)	—
2020	(19)%	(884)	—
Forward agreement to purchase U.S. Dollar (BRL/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2022	(18)%	Ps. (550)
2021	(16)%	(284)	—
2020	(21)%	(357)	—
Forward agreement to purchase U.S. Dollar (COP/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2022	(17)%	Ps. (112)
2021	(11)%	(81)	—
2020	(16)%	(142)	—
Forward agreement to purchase U.S. Dollar (ARS/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2022	(3)%	Ps. (10)
2021	(1)%	(3)	—
2020	(2)%	(2)	—
Forward agreement to purchase U.S. Dollar (UYU/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2022	(7)%	Ps. (25)
2021	(4)%	(7)	—
2020	(9)%	(21)	—
Forward agreement to purchase U.S. Dollar (CRC/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2022	(7)%	Ps. (24)	—
2021	(3)%	(10)	—
Cross currency swaps (USD to MXN)	Change in USD rate	Effect on equity	Profit and loss effect
2022	(10)%	Ps. (1,220)
2021	(11)%	(1,645)	—
2020	(19)%	(5,507)	—
Cross currency swaps (USD to BRL)	Change in USD rate	Effect on equity	Profit and loss effect
2022	(18)%	Ps. (2,893)
2021	(16)%	(2,300)	—
2020	(21)%	(2,161)	—
Sugar price contracts	Change on sugar Price	Effect on equity	Profit and loss effect
2022	(22)%	(333)
2021	(28)%	(714)	—
2020	(32)%	(515)	—
Aluminum price contracts	Change on Aluminum price	Effect on equity	Profit and loss effect
2022	(35)%	Ps. (4,520)
2021	(24)%	(39)	—
2020	(16)%	(289)	—
Options to purchase foreign currency (MXN to USD)	Change on USD rate	Effect on equity	Profit and loss effect
2022	—%	Ps. —
2021	—	—	—
2020	(10)%	(6)	—
20.9.2 Interest rate risk
Interest rate risk is the risk that the expected cash flows of a financial instrument will fluctuate because of changes in market interest rates.
The Company is exposed to interest rate risk because it and its subsidiaries borrow funds at both fixed and variable interest rates. The risk is managed by the Company by maintaining an appropriate mix between fixed and variable rate borrowings, and by the use of the different derivative financial instruments. In addition, the Company regularly evaluates its hedging activities according to its interest rate views and defined risk appetite, ensuring the most cost-effective hedging strategies are applied.
The following disclosures provide a sensitivity analysis of the interest rate risks considered reasonably possible for the following fiscal year, according with its existing floating rate borrowings and derivative financial floating rate instruments at the end of the reporting period:

Interest Rate Risk	Change in rate	Effect on profit or (loss)
2022	+100 bps	Ps. (203)
2021	+100 bps	(160)
2020	+100 bps	(102)
20.9.3 Liquidity risk
The Company’s principal source of liquidity has generally been cash generated from its operations. A significant majority of the Company’s sales are on a cash basis. The Company has traditionally been able to rely on cash generated from operations to fund its capital requirements and its capital expenditures. The Company’s working capital benefits from the fact that most of its sales are made on a cash basis, while it generally pays its suppliers on credit. In recent periods, the Company has mainly used cash generated from operations to fund acquisitions. The Company has also used a combination of borrowings from Mexican and international banks and public debt issuances in the Mexican and international capital markets to fund acquisitions.
Ultimate responsibility for liquidity risk management rests with the Company’s board of directors, which has established an appropriate liquidity risk management framework for the evaluation of the Company’s short-, medium- and long-term funding and liquidity requirements. The Company manages liquidity risk by maintaining adequate reserves, and continuously monitoring forecasted and actual cash flows and by maintaining a conservative debt maturity profile.
The Company has access to credit from local and international banking institutions in order to face treasury needs. The Company has the highest rating for Mexican companies (AAA) given by independent rating agencies, allowing the Company to access capital markets in case it needs resources.
As part of the Company’s financing policy, management expects to continue financing its liquidity needs with cash from operations. Nonetheless, as a result of regulations in certain countries in which the Company operates, it may not be beneficial or, practicable to remit cash generated in local operations to fund cash requirements in other countries. In the event that cash from operations in these countries is not sufficient to fund future working capital requirements and capital expenditures, management may decide, or be required, to fund cash requirements in these countries through local borrowings rather than remitting funds from another country. In the future management may finance our working capital and capital expenditure needs with short-term or other borrowings.
The Company’s management continuously evaluates opportunities to pursue acquisitions or engage in strategic transactions. The Company would expect to finance any significant future transactions with a combination of cash from operations, long-term indebtedness and capital stock.
See Note 18 for a disclosure of the Company’s maturity dates associated with its non-current financial liabilities as of December 31, 2022.
The following table reflects all contractually fixed and variable payoffs for settlement, repayments and interest resulting from recognized financial liabilities. It includes expected net cash outflows and inflows from derivative financial liabilities (assets) that are in place as of December 31, 2022.
Such expected net cash outflows are determined based on each particular settlement date of an instrument. The amounts disclosed are net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities without fixed amounts or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2022.

(In millions of Ps)	2023	2024	2025	2026	2027	2028 and thereafter
Notes and bonds	Ps. 7,501	Ps. —	Ps. 1,727	Ps. 2,923	Ps. 8,492	Ps. 56,873
Loans from banks	1,023	57	70	3	—	—
Derivatives financial liabilities (assets)	(2,208)	(21)		553	324	1,721
The Company generally makes payments associated with its financial liabilities with cash generated from its operations.
20.9.4 Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has adopted a policy of only dealing with creditworthy counterparties, where appropriate, as a means of mitigating the risk of financial loss from defaults. The Company only transacts with entities that are rated the equivalent of investment grade and above. This information is supplied by independent rating agencies where available and, if not available, the Company uses other publicly available financial information and its own trading records to rate its major customers. The Company’s exposure and the credit ratings of its counterparties are continuously monitored and the aggregate value of transactions is spread amongst approved counterparties.
The Company has a high receivable turnover, hence management believes credit risk is minimal due to the nature of its businesses, which have a large portion of their sales settled in cash. The Company’s maximum exposure to credit risk for the components of the statement of financial position at December 31, 2022 and 2021 is the carrying amounts (see Note 6).
The credit risk for liquid funds and derivative financial instruments is limited because the counterparties are highly rated banks as designated by international credit rating agencies.
The Company manages the credit risk related to its derivative portfolio by only entering into transactions with reputable and credit-worthy counterparties as well as by maintaining a Credit Support Annex (CSA) that establishes margin requirements. As of December 31, 2022 the Company concluded that the maximum exposure to credit risk related with derivative financial instruments is not significant given the high credit rating of its counterparties.
20.10 Cash Flow hedges
The Company determines the existence of an economic relationship between the hedging instruments and the hedged items based on the currency, amount and timing of their respective cash flows. The Company evaluates whether the derivative designated in each hedging relationship is expected to be effective and that it has been effective to offset changes in the cash flows of the hedged item using the hypothetical derivative method.

In these hedging relationships, the main sources of ineffectiveness are:
•The effect of the credit risk of the counterparty and the Company on the fair value of foreign currency forward contracts, which is not reflected in the change in the fair value of the hedged cash flows; and
•Changes in the expected exposure amount.
As of December 31, 2022, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

	Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Notional amount (in millions of pesos)	3,405	2,474	—
Average exchange rate MXN/USD	20.71	20.86	—
Notional amount (in millions of pesos)	1,857	746	—
Average exchange rate BRL/USD	5.34	5.55	—
Notional amount (in millions of pesos)	407	207	—
Average exchange rate COP/USD	4,502	4,977	—
Notional amount (in millions of pesos)	437	—	—
Average exchange rate ARS/USD	231.40	—	—
Notional amount (in millions of pesos)	299	139	—
Average exchange rate UYU/USD	42.51	42.74	—
Notional amount (in millions of pesos)	332	182	—
Average exchange rate CRC/USD	686.50	664.50	—
Notional amount (in millions of pesos)	293	—	—
Average exchange rate ARS/MXN	10.57	—	—
Foreign exchange currency swap contracts
Notional amount (in millions of pesos)	—	1,743	10,455
Average exchange rate MXN/USD	—	19.08	19.84
Notional amount (in millions of pesos)	—	9,294	6,777
Average exchange rate BRL/USD	—	4.00	5.28
Notional amount (in millions of pesos)	345	—	1,131
Average exchange rate COP/USD	3,926	—	3,550
Interest rate risk
Interest rate swaps
Notional amount (in millions of pesos)	—	—	9,681
Average interest rate	—	—	0.16%
Commodities risk
Aluminum (in millions of pesos)	294	368	—
Average price (USD/Ton)	2,483.00	2,480.00	—
Sugar (in millions of pesos)	1,058	631	468
Average price (USD cent/Lb)	17.62	17.08	17.14
As of December 31, 2021, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

	Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Notional amount (in millions of pesos)	1,985	1,057	—
Average exchange rate MXN/USD	20.88	21.40	—
Notional amount (in millions of pesos)	984	593	—
Average exchange rate BRL/USD	5.61	5.97	—
Notional amount (in millions of pesos)	497	191	—
Average exchange rate COP/USD	3,858	3,952	—
Notional amount (in millions of pesos)	280	—	—
Average exchange rate ARS/USD	122.56	—	—
Notional amount (in millions of pesos)	165	48	—
Average exchange rate UYU/USD	45.51	46.30	—
Notional amount (in millions of pesos)	211	120	—
Average exchange rate CRC/USD	646.33	650.71	—
Foreign exchange currency swap contracts
Notional amount (in millions of pesos)	—	—	12,968
Average exchange rate MXN/USD	—	—	19.81
Notional amount (in millions of pesos)	—	—	15,026
Average exchange rate BRL/USD	—	—	4.47
Notional amount (in millions of pesos)	407	—	1,202
Average exchange rate COP/USD	3,543	—	3,550
Interest rate risk
Interest rate swaps
Notional amount (in millions of pesos)	—	—	6,175
Average interest rate			0.09%
Commodities risk
Aluminum (in millions of pesos)	67	35	—
Average price (USD/Ton)	1,722.00	1,777.00	—
Sugar (in millions of pesos)	1,366	653	769
Average price (USD cent/Lb)	15.22	14.76	14.74
PX+MEG (in millions of pesos)	337	134	—
Average price (USD /Ton)	934.00	866.00	—